Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2024	Oct. 31, 2023	Jun. 23, 2023	Oct. 31, 2022
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	19,230,770	19,230,770		19,230,770
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	4,460,535	4,430,535		4,430,535
Series A Preferred Stock [Member]
Preferred stock, shares authorized	250,000	250,000		250,000
Preferred stock, shares outstanding	0	0		0
Preferred stock, shares issued	0	0		0